Derivative instruments and hedging activities	3 Months Ended
Mar. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative instruments and hedging activities

Note 9. Derivative instruments and hedging activities

The Company carries out transactions involving foreign currency exchange derivative financial instruments. The transactions are designed to hedge the Company’s exposure in currencies other than the U.S. dollar. The Company is primarily exposed to foreign exchange risk with respect to recognized assets and liabilities and forecasted transactions denominated in the New Israeli Shekel (“NIS”), Euro, Korean Won, Chinese Yuan and the Japanese Yen. The gains and losses on the hedging instruments partially offset losses and gains on the hedged items. Financial markets and currency volatility may limit the Company’s ability to hedge these exposures.

The following table summarizes the consolidated balance sheets classification and fair values of the Company’s derivative instruments:

		Fair Value		Notional Amount
	Balance sheet location	March 31, 2020	December 31, 2019	March 31, 2020	December 31, 2019
			U. S. $ in thousands
Assets derivatives - Foreign exchange contracts, not designated as hedging instruments	Other current assets	$579	$63	$72,871	$11,001
Assets derivatives-Foreign exchange contracts, designated as cash flow hedge	Other current assets	1,558	315	54,701	25,045
Liability derivatives -Foreign exchange contracts, not designated as hedging instruments	Accrued expenses and other current liabilities	(351)	(388)	33,360	92,929
Liability derivatives - Foreign exchange contracts, designated as hedging instruments	Accrued expenses and other current liabilities	(747)	(326)	32,870	45,262
		$1,039	$(336)	$193,802	$174,237

Foreign exchange contracts not designated as hedging instruments

As of March 31, 2020, the notional amounts of the Company’s outstanding exchange forward contracts, not designated as hedging instruments, were $106.2 million, and were used to reduce foreign currency exposures. With respect to such derivatives, gains of $1.5 million and of $1.2 million were recognized under financial income (expenses), net for the three-month periods ended March 31, 2020 and 2019, respectively. Such gains or losses partially offset the foreign currencies revaluation changes of the balance sheet items. These foreign currencies revaluation changes are also recognized under financial income (expenses), net.

Cash Flow Hedging—Hedges of Forecasted Foreign Currency Payroll

As of March 31, 2020, the Company had in effect foreign exchange forward contracts, designated as cash flow hedge for accounting purposes, for the conversion of $36.6 million into NIS. The Company uses short-term cash flow hedge contracts to reduce its exposure to variability in expected future cash flows resulting mainly from payroll costs denominated in NIS. The changes in fair value of those contracts are included in the Company’s accumulated other comprehensive loss. These contracts mature through March 2021.

Cash Flow Hedging—Hedges of Forecasted Foreign Currency Revenue

As of March 31, 2020, the Company had in effect foreign exchange forward contracts, designated as cash flow hedge for accounting purposes, for the conversion of Euro 45.0 million in USD. The Company transact business in U.S. Dollars and in various other currencies. The Company may use foreign exchange or forward contracts to hedge certain cash flow exposures resulting from changes in these foreign currency exchange rates. These foreign exchange contracts, carried at fair value, have maturities of up to twelve months. The Company enter into these foreign exchange contracts to hedge a portion of our forecasted foreign currency denominated revenue in the normal course of business and accordingly, they are not speculative in nature.

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STRATASYS LTD.

NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (UNAUDITED)